PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
Fannie Mae Connecticut Avenue Securities
2021-R01, 6.878% (SOFR30A + 1.550%), 10/25/2041 $ 480,000 $ 479,982
2021-R03, 6.978% (SOFR30A + 1.650%), 12/25/2041 1,656,000 1,638,223
2022-R01, 7.228% (SOFR30A + 1.900%), 12/25/2041 915,000 913,226
2022-R02, 8.328% (SOFR30A + 3.000%), 01/25/2042 555,000 561,834
2022-R03, 8.828% (SOFR30A + 3.500%), 03/25/2042 1,065,000 1,108,497
2022-R07, 8.279% (SOFR30A + 2.950%), 06/25/2042 483,777 497,073
2022-R07, 9.979% (SOFR30A + 4.650%), 06/25/2042 1,005,000 1,083,456
2022-R08, 7.878% (SOFR30A + 2.550%), 07/25/2042 883,129 905,787
2023-R02, 7.628% (SOFR30A + 2.300%), 01/25/2043 648,816 659,062
Federal Home Loan Mortgage Corp.
3.500%, G14953, 01/01/2029 11,498 11,187
K098, 1.517%, 08/25/2029 (a) 1,985,000 132,834
2017-HQA3, 7.793% (SOFR30A + 2.464%), 04/25/2030 592,089 604,073
2018-DNA1, 7.243% (SOFR30A + 1.914%), 07/25/2030 257,457 259,217
4.500%, A86521, 05/01/2039 26,145 25,318
4.500%, A86315, 05/01/2039 13,180 12,761
4.500%, A93617, 08/01/2040 2,289 2,217
4.500%, Q00285, 04/01/2041 3,342 3,236
4.500%, Q00876, 05/01/2041 21,013 20,348
4.500%, Q02173, 07/01/2041 15,492 15,002
3.000%, ZS9972, 03/01/2042 655,479 579,837
3.500%, C03795, 04/01/2042 104,984 96,211
3.500%, Q09004, 06/01/2042 9,407 8,621
3.500%, C09004, 07/01/2042 10,161 9,312
3.500%, Q09896, 08/01/2042 12,959 11,876
3.500%, Q11348, 09/01/2042 28,004 25,594
4121, 0.761% (-1x SOFR30A + 6.086%), 10/15/2042 (a) 822,778 80,250
4122, 4.000%, 10/15/2042 (a) 870,176 157,671
4159, 0.711% (-1x SOFR30A + 6.036%), 01/15/2043 (a) 1,644,269 185,430
3.500%, Q18305, 05/01/2043 11,143 10,149
3.500%, Q19475, 06/01/2043 18,891 17,194
3.500%, G60030, 07/01/2043 57,724 52,654
3.500%, Q20857, 08/01/2043 14,764 13,433
3.500%, G07459, 08/01/2043 12,247 11,170
3.500%, G08541, 08/01/2043 21,374 19,454
3.500%, Q20780, 08/01/2043 24,337 22,121
4459, 4.000%, 08/15/2043 (a) 1,788,008 316,190
4.500%, Q26513, 06/01/2044 11,334 10,970
4385, 4.500%, 09/15/2044 (a) 171,558 33,675
3.500%, Q45219, 01/01/2045 76,767 69,760
3.500%, G07961, 03/01/2045 16,510 15,006
3.500%, G08636, 04/01/2045 19,290 17,497
3.500%, Q35225, 08/01/2045 9,496 8,607

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Federal Home Loan Mortgage Corp. (Continued)
3.500%, G08659, 08/01/2045 $ 52,558 $ 47,618
3.500%, G08676, 11/01/2045 23,017 20,825
4.500%, G60480, 11/01/2045 9,140 8,796
3.500%, G08681, 12/01/2045 17,061 15,429
3.500%, Q39434, 03/01/2046 3,615 3,269
3.500%, G08693, 03/01/2046 3,803 3,436
3.500%, Q39644, 03/01/2046 79,838 72,204
3.500%, G08702, 04/01/2046 38,964 35,173
4572, 0.611% (-1x SOFR30A + 5.936%), 04/15/2046 (a) 381,910 38,461
3.500%, G08706, 05/01/2046 17,970 16,342
3.500%, Q40375, 05/01/2046 26,572 23,976
3.500%, Q40718, 05/01/2046 111,762 100,751
4.500%, G08708, 05/01/2046 24,182 23,267
4583, 0.561% (-1x SOFR30A + 5.886%), 05/15/2046 (a) 395,543 35,341
3.500%, Q41208, 06/01/2046 56,136 50,709
3.000%, ZM1590, 08/01/2046 475,352 411,993
3.000%, G08721, 09/01/2046 38,531 33,555
4616, 0.561% (-1x SOFR30A + 5.886%), 09/15/2046 (a) 943,836 100,177
4.500%, G08735, 10/01/2046 33,668 32,366
4623, 0.561% (-1x SOFR30A + 5.886%), 10/15/2046 (a) 840,564 81,012
3.000%, G08741, 01/01/2047 709,547 616,075
4.000%, G08743, 01/01/2047 30,468 28,371
4648, 0.561% (-1x SOFR30A + 5.886%), 01/15/2047 (a) 355,984 39,634
3.500%, Q46279, 02/01/2047 43,046 38,751
4.500%, Q46539, 03/01/2047 3,368 3,211
3.000%, SD0035, 04/01/2047 424,427 370,463
4.500%, G08759, 04/01/2047 11,770 11,310
4.500%, V83204, 05/01/2047 27,413 26,157
4.000%, Q49100, 07/01/2047 66,242 61,674
4.500%, Q49394, 07/01/2047 47,040 45,215
3.500%, Q50035, 08/01/2047 53,884 48,453
4.000%, G61228, 08/01/2047 101,898 94,871
3.500%, G08779, 09/01/2047 154,744 137,917
4.000%, G08785, 10/01/2047 79,683 73,571
3.500%, ZM4908, 11/01/2047 192,544 172,602
3.500%, Q52319, 11/01/2047 120,340 108,035
3.500%, G61631, 11/01/2047 141,972 127,867
4.000%, G61467, 11/01/2047 103,649 95,715
3.500%, G61281, 01/01/2048 66,893 60,053
4.000%, ZA5250, 01/01/2048 166,771 155,371
3.500%, G08800, 02/01/2048 91,212 81,847

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Federal Home Loan Mortgage Corp. (Continued)
4.000%, Q54463, 02/01/2048 $ 47,860 $ 44,500
3.500%, G67710, 03/01/2048 127,571 114,579
4.000%, ZM6197, 04/01/2048 423,060 394,056
3.000%, SD0298, 11/01/2048 300,250 261,745
4.500%, ZN2103, 12/01/2048 29,886 28,462
3.000%, ZA7141, 06/01/2049 60,065 51,480
3.500%, SD8005, 08/01/2049 539,288 481,554
4.500%, SD8013, 09/01/2049 76,904 73,122
3.000%, SI2009, 10/01/2049 354,844 304,197
3.000%, QA5549, 12/01/2049 192,819 164,880
3.000%, QA7325, 02/01/2050 143,708 123,134
3.000%, QA6750, 02/01/2050 104,299 89,335
3.000%, QA8311, 03/01/2050 183,915 158,213
3.000%, SD8068, 06/01/2050 496,001 424,454
2.500%, RA2970, 07/01/2050 165,258 134,655
3.000%, SD8074, 07/01/2050 72,886 62,282
2.500%, QB2682, 08/01/2050 126,305 103,043
3.000%, SD8084, 08/01/2050 213,242 181,645
4.000%, SD8086, 08/01/2050 154,972 142,388
3.000%, RA3484, 09/01/2050 246,509 209,790
5013, 3.000%, 09/25/2050 (a) 2,340,532 295,962
2.000%, SD8098, 10/01/2050 2,206,268 1,729,515
2.500%, QB4785, 10/01/2050 178,392 145,389
2.500%, QB6037, 11/01/2050 131,455 107,081
3.500%, SD1025, 12/01/2050 493,534 437,958
2.500%, SD8122, 01/01/2051 379,419 309,069
2.500%, SD8129, 02/01/2051 511,525 417,368
2.500%, RA4527, 02/01/2051 264,194 215,691
2.500%, SD8135, 03/01/2051 183,032 149,320
2.500%, QC0945, 04/01/2051 776,514 631,194
2.500%, SD8147, 05/01/2051 430,037 349,424
2.500%, QC4235, 07/01/2051 655,115 536,263
2.500%, SD8156, 07/01/2051 400,498 325,018
2.500%, QC3907, 07/01/2051 401,388 328,566
2.000%, SD8160, 08/01/2051 775,219 605,066
2.500%, QC6209, 08/01/2051 354,266 289,445
2.500%, QC5978, 08/01/2051 571,338 465,739
2.500%, RA5855, 09/01/2051 682,511 553,928
2.500%, SD8167, 09/01/2051 1,041,956 845,567
2.500%, QC8520, 10/01/2051 261,500 212,000
2.500%, SD0780, 12/01/2051 462,660 378,103

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Federal Home Loan Mortgage Corp. (Continued)
4.000%, RA6686, 01/01/2052 $ 211,940 $ 192,783
2.500%, SD3609, 04/01/2052 103,243 83,841
4.000%, SD1883, 06/01/2052 613,201 557,772
4.500%, SD1117, 06/01/2052 278,804 262,085
4.500%, QE6058, 07/01/2052 834,047 781,964
5.000%, SD8233, 07/01/2052 625,720 603,604
5.000%, SD1576, 08/01/2052 851,905 821,793
5.500%, SD1803, 09/01/2052 294,815 291,385
5.500%, SD1709, 09/01/2052 730,878 721,680
5.000%, SD8258, 10/01/2052 644,726 621,938
5.500%, SD1719, 10/01/2052 828,998 817,855
5.000%, SD1884, 11/01/2052 101,071 97,343
5.000%, SD1913, 11/01/2052 383,833 370,746
5.500%, SD8268, 11/01/2052 366,488 362,017
6.000%, QF4848, 12/01/2052 588,388 591,254
5.500%, QF6551, 01/01/2053 581,054 573,143
5.500%, SD8289, 01/01/2053 610,814 602,324
6.000%, SD8290, 01/01/2053 369,921 371,418
6.000%, SD2174, 01/01/2053 541,383 543,814
5.000%, SD2334, 02/01/2053 410,719 396,087
5.500%, SD8300, 02/01/2053 878,986 868,124
5.500%, QF7085, 02/01/2053 938,018 925,473
6.000%, SD8309, 03/01/2053 565,190 567,219
5.500%, SD8316, 04/01/2053 470,661 464,186
5.500%, SD2913, 05/01/2053 633,084 625,001
5.000%, SD8329, 06/01/2053 749,349 721,605
5.500%, SD3136, 06/01/2053 127,412 125,757
5.500%, SD3010, 06/01/2053 460,662 454,781
5.500%, SD3392, 07/01/2053 321,851 317,645
6.000%, SD8368, 10/01/2053 792,982 795,705
Federal National Mortgage Association
4.500%, MA0096, 06/01/2029 2,244 2,198
2017-C06, 8.243% (SOFR30A + 2.914%), 02/25/2030 917,371 942,512
2017-C07, 7.843% (SOFR30A + 2.514%), 05/25/2030 426,906 434,084
2018-C02, 7.643% (SOFR30A + 2.314%), 08/25/2030 906,820 920,595
2018-C04, 7.993% (SOFR30A + 2.664%), 12/25/2030 797,400 820,049
4.500%, AB3000, 05/01/2031 7,105 6,929
4.500%, AB1389, 08/01/2040 22,991 22,232
4.500%, MA0510, 09/01/2040 235 227
3.500%, AE8714, 11/01/2040 8,903 8,147
4.500%, 890310, 12/01/2040 5,433 5,253

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Federal National Mortgage Association (Continued)
4.500%, AE0954, 02/01/2041 $ 18,896 $ 18,271
3.000%, AS7001, 04/01/2041 455,098 402,414
4.500%, AL0065, 04/01/2041 9,048 8,749
4.500%, AB3194, 06/01/2041 6,066 5,865
4.500%, AH7395, 06/01/2041 754 733
3.000%, FM0040, 10/01/2041 86,284 76,270
4.500%, AL1547, 11/01/2041 3,665 3,544
3.500%, AJ6346, 12/01/2041 14,508 13,277
3.500%, AJ9278, 12/01/2041 4,484 4,103
3.500%, AO1214, 04/01/2042 50,086 45,835
3.500%, AK9393, 04/01/2042 9,060 8,291
3.500%, AK6568, 04/01/2042 17,851 16,335
4.500%, AL4029, 04/01/2042 25,907 25,050
2012-70, 0.557% (-1x SOFR30A + 5.886%), 07/25/2042 (a) 819,236 89,763
2012-68, 0.607% (-1x SOFR30A + 5.936%), 07/25/2042 (a) 1,310,161 137,818
4.500%, AL7306, 09/01/2042 14,952 14,310
3.500%, AP8743, 10/01/2042 144,360 132,015
3.500%, AL2897, 01/01/2043 20,166 18,404
3.500%, AL3714, 01/01/2043 12,851 11,711
3.500%, AQ9330, 01/01/2043 18,200 16,620
3.500%, AB7965, 02/01/2043 11,653 10,635
2013-6, 0.657% (-1x SOFR30A + 5.986%), 02/25/2043 (a) 879,139 98,395
2013-18, 0.657% (-1x SOFR30A + 5.986%), 03/25/2043 (a) 983,108 96,474
3.500%, AT2021, 04/01/2043 12,011 10,991
3.500%, AB9046, 04/01/2043 35,203 32,104
3.500%, AT1001, 04/01/2043 14,087 12,794
3.500%, AB9260, 05/01/2043 31,211 28,328
3.500%, AS0212, 08/01/2043 31,185 28,303
3.500%, AU0949, 08/01/2043 28,032 25,651
418, 4.000%, 08/25/2043 (a) 1,170,468 217,498
4.500%, AU4658, 09/01/2043 5,359 5,115
3.500%, MA1600, 10/01/2043 13,616 12,358
4.500%, AL4450, 12/01/2043 10,692 10,272
4.500%, AS1333, 12/01/2043 9,095 8,738
4.500%, AS2516, 05/01/2044 11,393 10,946
4.500%, AS2751, 06/01/2044 14,116 13,561
4.500%, MA1926, 06/01/2044 11,214 10,773
4.500%, AL6223, 08/01/2044 12,776 12,274
2014-90, 0.707% (-1x SOFR30A + 6.036%), 01/25/2045 (a) 1,478,233 169,687
2015-32, 0.757% (-1x SOFR30A + 6.086%), 05/25/2045 (a) 869,851 94,557
3.500%, AZ0814, 07/01/2045 23,987 21,731

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Federal National Mortgage Association (Continued)
3.500%, AZ0862, 07/01/2045 $ 41,451 $ 37,543
3.500%, BM1953, 08/01/2045 51,053 46,686
3.500%, AZ4775, 10/01/2045 10,241 9,272
3.500%, CA2929, 12/01/2045 78,136 70,694
3.500%, AS6311, 12/01/2045 14,786 13,358
3.500%, AS6464, 01/01/2046 20,765 18,725
4.000%, AL8219, 02/01/2046 162,579 152,451
4.000%, AL8387, 03/01/2046 429,625 401,200
3.000%, FM1370, 04/01/2046 29,942 26,228
4.500%, AS7200, 05/01/2046 6,296 6,045
3.500%, AS7388, 06/01/2046 416,464 376,402
3.000%, AS7580, 07/01/2046 95,120 82,762
2016-40, 0.407% (-1x SOFR30A + 5.736%), 07/25/2046 (a) 569,678 53,146
3.000%, MA2737, 09/01/2046 533,509 462,503
3.000%, MA2771, 10/01/2046 80,503 69,962
3.000%, AS8056, 10/01/2046 53,012 46,016
3.500%, BM3932, 10/01/2046 74,277 67,021
3.000%, AS8269, 11/01/2046 67,985 59,013
4.500%, AS8700, 01/01/2047 21,886 21,013
4.500%, MA2872, 01/01/2047 56,721 54,434
3.500%, AL9879, 02/01/2047 1,303,593 1,172,143
4.000%, FM4894, 03/01/2047 408,838 380,766
4.500%, AS8982, 03/01/2047 7,123 6,824
3.000%, FM1000, 04/01/2047 192,065 166,741
3.000%, CA5843, 04/01/2047 106,267 92,565
3.500%, MA2959, 04/01/2047 72,760 65,229
3.500%, AS9536, 05/01/2047 37,495 33,685
4.500%, MA3008, 05/01/2047 14,223 13,537
3.500%, AS9829, 06/01/2047 32,448 29,123
4.000%, BE3702, 06/01/2047 43,428 40,249
4.000%, AS9831, 06/01/2047 49,434 45,959
3.000%, BM5179, 07/01/2047 62,159 54,028
4.000%, CA0062, 07/01/2047 34,730 32,271
4.000%, MA3121, 09/01/2047 455,597 422,351
3.500%, FM4019, 10/01/2047 386,935 347,979
4.500%, CA0559, 10/01/2047 46,143 44,093
3.000%, FM1467, 12/01/2047 60,419 52,784
3.500%, MA3210, 12/01/2047 99,452 89,099
3.000%, FM2897, 02/01/2048 189,579 165,261
3.000%, CA4140, 02/01/2048 59,552 51,453
3.500%, CA1535, 02/01/2048 20,550 18,419

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Federal National Mortgage Association (Continued)
4.500%, MA3278, 02/01/2048 $ 190,170 $ 180,953
4.500%, CA1218, 02/01/2048 31,775 30,167
2018-7, 4.000%, 02/25/2048 (a) 1,071,236 203,678
3.500%, BJ0648, 03/01/2048 41,506 37,193
3.500%, BM3590, 03/01/2048 76,092 68,131
4.000%, BM3900, 04/01/2048 80,361 74,540
4.500%, CA1710, 05/01/2048 55,984 53,313
3.000%, FM2385, 09/01/2048 115,750 99,958
3.000%, FM1572, 09/01/2048 191,940 166,533
3.000%, BM5024, 11/01/2048 50,878 43,959
3.000%, FM2915, 11/01/2048 419,463 365,285
3.500%, FM5108, 11/01/2048 546,133 491,087
3.000%, CA2922, 12/01/2048 167,003 144,289
3.000%, FM2239, 12/01/2048 103,304 89,523
4.500%, FM1051, 05/01/2049 129,936 123,820
4.000%, FM4895, 06/01/2049 340,898 316,730
4.500%, CA3683, 06/01/2049 47,377 45,087
3.000%, BO2201, 09/01/2049 144,292 123,471
4.000%, CA4571, 11/01/2049 336,305 309,511
3.000%, BO6164, 01/01/2050 62,909 53,883
3.000%, BO8947, 01/01/2050 75,445 64,684
4.500%, FM3619, 01/01/2050 83,746 79,004
3.000%, BP2099, 02/01/2050 320,477 274,630
3.500%, FM7592, 03/01/2050 517,761 462,558
3.000%, CA5519, 04/01/2050 69,052 59,012
3.000%, FM4334, 04/01/2050 162,539 139,303
3.500%, CA5559, 04/01/2050 529,956 472,464
3.000%, CA5668, 05/01/2050 262,855 224,463
3.000%, CA6086, 06/01/2050 1,034,686 882,122
3.000%, BP6466, 07/01/2050 174,666 148,956
4.500%, BP6481, 07/01/2050 34,143 32,366
2.500%, BQ0239, 08/01/2050 170,195 140,064
2020-52, 4.500%, 08/25/2050 (a) 972,365 202,414
2.500%, BK3044, 09/01/2050 303,313 247,506
2.500%, BP6716, 09/01/2050 316,730 258,193
3.000%, MA4121, 09/01/2050 509,303 433,728
4.500%, FM9143, 09/01/2050 119,195 113,365
3.000%, MA4160, 10/01/2050 428,424 364,829
4.500%, FM7475, 10/01/2050 19,774 18,832
4.500%, MA4170, 10/01/2050 245,785 233,852
2.000%, MA4208, 12/01/2050 2,270,234 1,781,417

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Federal National Mortgage Association (Continued)
2.000%, FM5316, 12/01/2050 $ 173,690 $ 136,156
2.500%, BR1269, 01/01/2051 659,971 542,291
2.500%, MA4256, 02/01/2051 634,754 516,912
2.500%, MA4282, 03/01/2051 402,795 328,229
2.500%, MA4306, 04/01/2051 261,331 212,479
2.500%, BR7795, 04/01/2051 640,636 520,638
2.000%, MA4325, 05/01/2051 661,626 516,760
2.500%, BT2488, 05/01/2051 408,974 332,225
2.500%, FM7189, 05/01/2051 461,853 378,603
2.500%, MA4326, 05/01/2051 431,968 351,081
2.500%, FM7738, 06/01/2051 462,677 377,740
2.500%, BT0417, 06/01/2051 274,556 222,999
2.500%, MA4356, 06/01/2051 862,841 699,934
2.000%, MA4378, 07/01/2051 624,515 487,778
2.500%, FS1550, 07/01/2051 325,345 265,350
2.500%, BT1339, 07/01/2051 720,039 584,642
2.500%, CB1038, 07/01/2051 299,456 244,535
2.500%, MA4379, 07/01/2051 338,798 275,249
2.500%, CB1027, 07/01/2051 247,084 200,612
2.500%, FM8178, 07/01/2051 770,533 625,489
2.500%, FM8360, 08/01/2051 334,980 274,516
2.500%, BT3273, 08/01/2051 697,460 570,988
2.500%, FM8422, 08/01/2051 715,524 580,782
2.500%, MA4399, 08/01/2051 2,244,727 1,823,281
2.500%, BT7263, 09/01/2051 437,299 355,094
2.000%, CB2852, 11/01/2051 1,280,017 997,142
2.000%, FS0121, 01/01/2052 541,952 424,984
3.000%, FS3569, 02/01/2052 412,164 349,699
2.000%, MA4562, 03/01/2052 471,742 367,608
2.500%, FS4110, 03/01/2052 751,130 610,007
2.500%, BV4139, 03/01/2052 197,717 161,264
2.500%, MA4578, 04/01/2052 1,451,548 1,177,740
4.000%, MA4626, 06/01/2052 662,399 602,299
5.000%, BV2558, 06/01/2052 584,235 563,355
4.500%, BV2623, 07/01/2052 202,324 189,696
4.500%, BW0036, 07/01/2052 372,255 351,604
4.500%, FS2603, 08/01/2052 636,387 596,627
5.000%, BV7959, 08/01/2052 674,369 650,533
5.000%, CB4404, 08/01/2052 670,098 646,844
4.500%, BV8055, 09/01/2052 651,114 610,488
5.000%, BW1201, 09/01/2052 727,494 701,781

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Federal National Mortgage Association (Continued)
5.000%, BW6232, 09/01/2052 $ 845,550 $ 815,205
5.000%, MA4785, 10/01/2052 685,549 661,317
5.000%, FS3642, 11/01/2052 329,259 317,519
5.500%, MA4842, 12/01/2052 1,063,416 1,050,293
5.000%, MA4868, 01/01/2053 640,762 617,151
5.000%, MA4918, 02/01/2053 679,372 654,333
5.500%, MA4919, 02/01/2053 605,023 596,692
5.500%, MA4941, 03/01/2053 652,076 643,004
5.500%, CB5906, 03/01/2053 325,580 321,272
5.000%, CB6031, 04/01/2053 371,152 357,631
5.500%, FS4357, 04/01/2053 528,130 521,387
6.000%, BW4908, 04/01/2053 455,096 457,646
6.000%, CB6201, 05/01/2053 805,052 807,961
5.500%, FS4874, 06/01/2053 1,256,598 1,239,256
6.000%, MA5073, 07/01/2053 525,874 527,680
6.000%, MA5108, 08/01/2053 781,383 784,066
6.500%, MA5217, 12/01/2053 325,000 330,382
Freddie Mac Structured Agency Credit Risk Debt Notes
2021-HQA2, 7.378% (SOFR30A + 2.050%), 12/25/2033 385,000 380,287
2021-DNA7, 7.128% (SOFR30A + 1.800%), 11/25/2041 473,000 467,375
2022-DNA2, 7.728% (SOFR30A + 2.400%), 02/25/2042 990,000 999,944
2022-HQA1, 8.828% (SOFR30A + 3.500%), 03/25/2042 309,000 320,271
2022-DNA3, 8.228% (SOFR30A + 2.900%), 04/25/2042 1,162,000 1,189,300
Ginnie Mae II Pool
3.500%, MA0699, 01/20/2043 21,788 19,903
3.500%, MA0783, 02/20/2043 29,813 27,238
3.500%, MA0934, 04/20/2043 21,120 19,299
3.500%, MA3663, 05/20/2046 36,285 32,957
3.500%, MA3803, 07/20/2046 14,132 12,829
3.500%, MA4510, 06/20/2047 57,193 51,830
3.500%, MA4586, 07/20/2047 78,943 71,567
3.500%, MA4652, 08/20/2047 53,275 48,261
3.500%, MA4900, 12/20/2047 40,051 36,267
3.500%, MA6542, 03/20/2050 213,548 193,176
3.500%, MA6600, 04/20/2050 15,976 14,438
2.000%, MA7192, 02/20/2051 268,290 217,009
2.500%, MA7193, 02/20/2051 268,056 224,219
2.000%, MA7254, 03/20/2051 273,798 221,423
2.500%, MA7255, 03/20/2051 667,397 558,017
2.000%, MA7311, 04/20/2051 780,545 631,237
2.500%, MA7312, 04/20/2051 737,796 617,481

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
AGENCY MORTGAGE BACKED SECURITIES — 30.38%
(Continued)
Ginnie Mae II Pool (Continued)
2.500%, MA7367, 05/20/2051 $ 272,285 $ 227,870
2.500%, MA7418, 06/20/2051 568,775 475,646
2.500%, MA7472, 07/20/2051 374,150 313,015
2.500%, MA7589, 09/20/2051 204,558 171,033
2.000%, MA7648, 10/20/2051 275,042 222,423
2.000%, MA7986, 04/20/2052 112,430 90,797
3.500%, MA8099, 06/20/2052 91,654 81,990
2.500%, MA8147, 07/20/2052 245,762 205,496
5.000%, MA8269, 09/20/2052 606,485 590,486
5.000%, MA8428, 11/20/2052 427,818 416,126
5.500%, MA8429, 11/20/2052 493,247 490,510
6.000%, MA8492, 12/20/2052 416,530 419,995
5.000%, MA8569, 01/20/2053 457,914 445,597
5.500%, MA8570, 01/20/2053 336,237 334,026
5.000%, MA8725, 03/20/2053 341,074 331,759
5.000%, MA8800, 04/20/2053 230,529 224,204
5.500%, MA8801, 04/20/2053 879,558 873,828
5.500%, MA8948, 06/20/2053 494,059 490,733
5.000%, MA9016, 07/20/2053 94,168 91,523
6.000%, MA9018, 07/20/2053 420,966 424,310
6.000%, MA9107, 08/20/2053 1,306,088 1,316,430
6.000%, MA9306, 11/20/2053 165,000 166,306
HUD Office of the Secretary
2013-23, 3.500%, 02/20/2043 (a) 982,597 143,992
2015-162, 1.304% (-1x TSFR1M + 6.636%), 11/20/2045 (a) 808,047 109,508
2018-7, 0.754% (-1x TSFR1M + 6.086%), 01/20/2048 (a) 870,811 89,758
2020-107, 1.000%, 07/20/2050 953,149 707,725
2020-112, 1.000%, 08/20/2050 829,611 615,088
2020-173, 2.500%, 11/20/2050 (a) 2,119,778 277,486
2021-103, 2.000%, 06/20/2051 718,643 583,333
2021-116, 2.500%, 06/20/2051 (a) 2,346,458 319,372
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost
$122,773,636) 111,593,617
ASSET BACKED SECURITIES — 11.59%
37 Capital CLO
2021-1A, 6.855% (TSFR3M + 1.462%), 10/15/2034 1,000,000 993,931
AM Capital Funding
2018-1, 4.980%, 12/15/2023 760,000 760,351
Amur Equipment Finance Receivables LLC
2022-2A, 5.300%, 06/21/2028 193,859 192,641

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
ASSET BACKED SECURITIES — 11.59% (Continued)
Amur Equipment Finance Receivables LLC (Continued)
2023-1A, 6.090%, 12/20/2029 $ 610,000 $ 611,655
Angel Oak Mortgage Trust LLC
2021-3, 1.068%, 05/25/2066 562,609 461,042
2022-5, 4.500%, 05/25/2067 (b) 475,820 451,955
Aqua Finance Trust
2021-A, 1.540%, 07/17/2046 394,156 348,446
Avis Budget Car Rental LLC
2018-2A, 4.270%, 03/20/2025 240,000 239,116
2019-3A, 2.360%, 03/20/2026 376,000 361,357
2020-2A, 2.960%, 02/20/2027 852,000 798,044
Beacon Container Finance LLC
2021-1A, 2.250%, 10/22/2046 840,750 727,493
Blackstone, Inc.
2017-1A, 6.717% (TSFR3M + 1.302%), 04/20/2034 500,000 497,901
BlueMountain CLO Ltd.
2013-2A, 6.854% (TSFR3M + 1.442%), 10/22/2030 255,517 255,523
BMW Vehicle Lease Trust
2023-A, 5.470%, 02/25/2028 549,000 551,828
CarMax Auto Owner Trust
2023-3, 5.280%, 05/15/2028 592,000 592,430
CC Towers Guarantor LLC
4.241%, 07/15/2028 439,000 407,139
CCG Receivables Trust
2023-1, 5.820%, 09/16/2030 400,000 399,617
Cedar Funding Ltd.
2016-6A, 6.727% (TSFR3M + 1.312%), 04/20/2034 1,480,000 1,466,087
CyrusOne Data Centers Issuer I LLC
2023-1A, 4.300%, 04/20/2048 332,000 298,519
2023-2A, 5.560%, 11/20/2048 496,000 463,821
Dell Equipment Finance Trust
2023-3, 5.930%, 04/23/2029 365,000 367,777
DLLAA LLC
2023-1A, 5.640%, 02/22/2028 381,000 381,573
Dryden Senior Loan Fund
2019-75A, 6.695% (TSFR3M + 1.302%), 04/15/2034 850,000 844,449
Fort Washington CLO
2021-2A, 6.897% (TSFR3M + 1.482%), 10/20/2034 2,000,000 1,997,242
Frontier Issuer LLC
2023-1, 6.600%, 08/20/2053 691,000 670,151
GCAT
2019-NQM3, 3.686%, 11/25/2059 98,377 91,537
2021-NQM5, 1.262%, 07/25/2066 471,480 367,057

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
ASSET BACKED SECURITIES — 11.59% (Continued)
GM Financial Leasing Trust
2023-3, 5.380%, 11/20/2026 $ 552,000 $ 550,844
IPFS Corp.
2022-C, 3.890%, 05/15/2027 1,635,000 1,589,093
JPMorgan Chase Bank NA
2021-3, 0.760%, 02/26/2029 538,351 518,735
Kubota Credit Owner Trust
2023-2A, 5.280%, 01/18/2028 444,000 443,456
Madison Park Funding Ltd.
2017-26A, 6.852% (TSFR3M + 1.462%), 07/29/2030 2,213,092 2,213,148
Magnetite CLO Ltd.
2019-23A, 6.770% (TSFR3M + 1.392%), 01/25/2035 1,000,000 996,444
Metronet Systems Holdings LLC
2022-1A, 6.350%, 10/20/2052 960,000 930,494
MMAF Equipment Finance LLC
2023-A, 5.540%, 12/13/2029 594,000 595,058
MVW Owner Trust
2021-2A, 1.430%, 05/20/2039 549,106 499,903
2021-2A, 1.830%, 05/20/2039 448,009 406,316
2022-1A, 4.400%, 11/21/2039 212,779 202,156
2023-1A, 5.420%, 10/20/2040 471,701 463,377
2021-1WA, 1.440%, 01/22/2041 228,445 208,187
Navient Student Loan Trust
2021-BA, 0.940%, 07/15/2069 927,665 795,682
2021-CA, 1.060%, 10/15/2069 696,256 594,987
2021-EA, 0.970%, 12/16/2069 1,226,507 1,039,715
2021-FA, 1.110%, 02/18/2070 446,407 371,008
OneMain Financial Issuance Trust
2018-2A, 3.570%, 03/14/2033 544,216 538,850
2023-2A, 5.840%, 09/15/2036 820,000 824,348
RASC Trust
2005-KS12, 6.147% (TSFR1M + 0.574%), 01/25/2036 27,434 27,316
SBA Depositor LLC
2020-1-2, 2.328%, 01/15/2028 618,000 534,354
Sierra Timeshare Conduit Receivables Funding LLC
2019-2A, 2.590%, 05/20/2036 214,978 210,408
2020-2A, 3.510%, 07/20/2037 256,090 244,718
2021-2A, 1.350%, 09/20/2038 183,572 170,991
2023-2A, 5.800%, 04/20/2040 594,994 600,619
2023-3A, 6.440%, 09/20/2040 868,278 875,692
SoFi Consumer Loan Program Trust
2023-1S, 5.810%, 05/15/2031 187,820 187,455

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
ASSET BACKED SECURITIES — 11.59% (Continued)
Stack Infrastructure Issuer LLC
2023-3A, 5.900%, 10/25/2048 $ 658,000 $ 632,526
Starwood Mortgage Residential Trust
2021-3, 1.127%, 06/25/2056 528,146 419,440
2021-6, 1.920%, 11/25/2066 821,067 656,992
Taco Bell Corp.
2016-1A, 4.970%, 05/25/2046 125,625 122,592
2021-1A, 1.946%, 08/25/2051 786,983 693,145
Towd Point Mortgage Trust
2017-5, 6.057% (TSFR1M + 0.714%), 02/25/2057 106,479 107,164
2017-2 A1, 2.750%, 04/25/2057 726 724
2017-2, 3.250%, 04/25/2057 351,000 343,209
2017-4, 2.750%, 06/25/2057 80,890 77,087
2017-3, 2.750%, 07/25/2057 63,900 62,667
2022-4, 3.750%, 09/25/2062 1,383,043 1,267,570
TRESTLES CLO LLC
2017-1A, 6.630% (TSFR3M + 1.252%), 04/25/2032 500,000 492,408
2021-5A, 6.847% (TSFR3M + 1.432%), 10/20/2034 1,000,000 995,636
Trinitas CLO Ltd.
2023-25A, 0.000% (TSFR3M + 1.850%), 01/23/2037 (c) 2,000,000 2,001,500
USAA Auto Owner Trust
2023-A, 5.580%, 05/15/2028 658,000 660,805
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066 643,837 526,778
2021-6, 1.630%, 10/25/2066 561,527 456,285
2022-7, 5.152%, 07/25/2067 (b) 845,595 827,014
TOTAL ASSET BACKED SECURITIES (Cost $44,314,916) 42,575,578
CORPORATE BONDS — 31.89%
Aerospace/Defense — 0.15%
TransDigm, Inc.
6.250%, 03/15/2026 565,000 561,571
Airlines — 0.21%
United Airlines Pass Through Trust
2020-1, 5.875%, 10/15/2027 756,970 754,727
Automobiles & Components — 0.74%
Ford Motor Co.
4.750%, 01/15/2043 250,000 193,302
Ford Motor Credit Co. LLC
5.113%, 05/03/2029  (d) 310,000 291,512
General Motors Co.
6.125%, 10/01/2025 1,248,000 1,254,364

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Automobiles & Components — 0.74% (Continued)
General Motors Financial Co., Inc.
5.100%, 01/17/2024 $ 320,000 $ 319,602
3.600%, 06/21/2030 605,000 530,363
Goodyear Tire & Rubber Co.
5.250%, 04/30/2031 125,000 109,894
2,699,037
Banks — 3.45%
Bank of America Corp.
3.875%, 08/01/2025 480,000 469,430
1.922% to 10/24/2030 then (SOFR + 1.370%), 10/24/2031 2,430,000 1,900,626
Citigroup, Inc.
3.200%, 10/21/2026  (d) 1,121,000 1,056,440
3.887% to 1/10/2027 then (TSFR3M + 1.825%), 01/10/2028 835,000 794,814
2.976% to 11/5/2029 then (SOFR + 1.422%), 11/05/2030 495,000 428,407
Fifth Third Bancorp
4.337% to 4/25/2032 then (SOFR + 1.660%), 04/25/2033  (d) 1,145,000 1,005,068
JPMorgan Chase & Co.
2.950%, 10/01/2026  (d) 1,667,000 1,576,324
6.254% to 10/23/2033 then (SOFR + 1.810%), 10/23/2034 850,000 888,158
PNC Financial Services Group, Inc.
6.875% to 10/20/2033 then (SOFR + 2.284%), 10/20/2034 885,000 940,033
Wells Fargo & Co.
2.406% to 10/30/2024 then (TSFR3M + 1.087%), 10/30/2025  (d) 900,000 870,835
2.393% to 6/2/2027 then (SOFR + 2.100%), 06/02/2028 1,020,000 917,015
4.150%, 01/24/2029 1,581,000 1,497,569
5.013% to 4/4/2050 then (TSFR3M + 4.502%), 04/04/2051 365,000 324,797
12,669,516
Beverage Manufacturing — 0.70%
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/2039  (d) 1,010,000 1,013,830
4.350%, 06/01/2040 866,000 767,924
4.600%, 04/15/2048 453,000 403,540
4.750%, 04/15/2058 440,000 391,433
2,576,727
Building Materials — 0.07%
Standard Industries, Inc./NJ
4.750%, 01/15/2028 255,000 239,918
Capital Goods — 2.00%
Boeing Co.
5.805%, 05/01/2050 2,448,000 2,390,053
Carrier Global Corp.
6.200%, 03/15/2054 525,000 555,414

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Capital Goods — 2.00% (Continued)
Deere & Co.
5.375%, 10/16/2029  (d) $ 999,000 $ 1,030,519
Honeywell International, Inc.
5.000%, 02/15/2033  (d) 905,000 908,728
Ingersoll Rand, Inc.
5.400%, 08/14/2028 260,000 260,733
5.700%, 08/14/2033  (d) 325,000 329,110
Regal Rexnord Corp.
6.050%, 04/15/2028 235,000 231,352
RTX Corp.
7.500%, 09/15/2029 467,000 517,351
6.400%, 03/15/2054 1,050,000 1,140,795
7,364,055
Commercial & Professional Services — 0.39%
ASGN, Inc.
4.625%, 05/15/2028 475,000 442,481
Enviri Corp.
5.750%, 07/31/2027  (d) 495,000 431,348
Korn Ferry
4.625%, 12/15/2027 100,000 94,415
Waste Management, Inc.
4.150%, 04/15/2032  (d) 503,000 473,503
1,441,747
Commercial and Industrial Machinery and Equipment Rental and
Leasing — 0.08%
United Rentals North America, Inc.
5.250%, 01/15/2030 (d) 310,000 296,442
Consumer Discretionary Distribution & Retail — 0.46%
Amazon.com, Inc.
3.800%, 12/05/2024 1,038,000 1,023,949
eBay, Inc.
2.600%, 05/10/2031  (d) 790,000 659,836
1,683,785
Consumer Durables & Apparel — 0.14%
Mohawk Industries, Inc.
5.850%, 09/18/2028 (d) 490,000 496,834
Consumer Services — 1.37%
Booking Holdings, Inc.
3.550%, 03/15/2028 1,100,000 1,045,727
Churchill Downs, Inc.
6.750%, 05/01/2031  (d) 360,000 354,182

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Consumer Services — 1.37% (Continued)
McDonald's Corp.
3.500%, 07/01/2027 $ 1,623,000 $ 1,545,148
5.450%, 08/14/2053  (d) 1,440,000 1,420,109
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028 165,000 151,999
Yum! Brands, Inc.
5.375%, 04/01/2032  (d) 535,000 506,663
5,023,828
Consumer Staples Distribution & Retail — 0.10%
Walmart, Inc.
4.150%, 09/09/2032 392,000 378,940
Electric Power Generation, Transmission and Distribution
— 0.22%
NextEra Energy Capital Holdings, Inc.
5.250%, 02/28/2053  (d) 625,000 570,068
Vistra Operations Co. LLC
4.375%, 05/01/2029  (d) 265,000 239,440
809,508
Electronics — 0.08%
Imola Merger Corp.
4.750%, 05/15/2029 320,000 290,996
Energy — 1.73%
Buckeye Partners LP
3.950%, 12/01/2026 75,000 70,742
Civitas Resources, Inc.
8.625%, 11/01/2030 340,000 352,465
DT Midstream, Inc.
4.125%, 06/15/2029 125,000 112,316
Energy Transfer LP
6.625% to 2/15/2028 then (3 Month LIBOR USD + 4.155%),
Perpetual Maturity 675,000 548,806
7.125% (5 Year CMT Rate + 5.306%), Perpetual Maturity 910,000 808,053
EQM Midstream Partners LP
5.500%, 07/15/2028  (d) 715,000 695,533
Exxon Mobil Corp.
3.095%, 08/16/2049 595,000 413,452
Marathon Petroleum Corp.
4.700%, 05/01/2025 665,000 657,397
New Fortress Energy, Inc.
6.500%, 09/30/2026  (d) 590,000 560,870
Occidental Petroleum Corp.
6.125%, 01/01/2031 468,000 473,050

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Energy — 1.73% (Continued)
Occidental Petroleum Corp. (Continued)
6.450%, 09/15/2036 $ 430,000 $ 440,729
4.300%, 08/15/2039 260,000 199,005
Phillips 66
1.300%, 02/15/2026 1,110,000 1,020,063
6,352,481
Equity Real Estate Investment Trusts (REITS) — 1.18%
Iron Mountain, Inc.
5.250%, 03/15/2028 45,000 42,690
4.875%, 09/15/2029  (d) 240,000 218,738
5.250%, 07/15/2030 475,000 436,058
Public Storage Operating Co.
2.300%, 05/01/2031  (d) 3,068,000 2,517,216
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027  (d) 205,000 194,853
Simon Property Group LP
6.250%, 01/15/2034 585,000 605,150
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/2028  (d) 325,000 319,987
4,334,692
Financial Services — 2.80%
American Express Co.
6.489% to 10/30/2030 then (SOFR + 1.940%), 10/30/2031 575,000 605,614
Capital One Financial Corp.
7.624% to 10/30/2030 then (SOFR + 3.070%), 10/30/2031 420,000 439,233
Charles Schwab Corp.
6.136% to 8/24/2033 then (SOFR + 2.010%), 08/24/2034 965,000 968,072
Goldman Sachs Group, Inc.
3.800%, 03/15/2030 1,459,000 1,322,957
Morgan Stanley
0.791% to 1/22/2024 then (SOFR + 0.509%), 01/22/2025 1,300,000 1,288,765
6.250%, 08/09/2026 449,000 458,284
3.591% (US0003M + 134.000%), 07/22/2028 1,625,000 1,521,652
2.699% to 1/22/2030 then (SOFR + 1.143%), 01/22/2031 1,190,000 1,005,306
5.250% to 4/21/2033 then (SOFR + 1.870%), 04/21/2034 1,340,000 1,284,426
5.424% to 7/21/2033 then (SOFR + 1.880%), 07/21/2034 830,000 805,307
OneMain Finance Corp.
3.500%, 01/15/2027 655,000 585,814
10,285,430
Food, Beverage & Tobacco — 1.64%
Constellation Brands, Inc.
4.900%, 05/01/2033  (d) 1,370,000 1,321,222

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Food, Beverage & Tobacco — 1.64% (Continued)
Molson Coors Beverage Co.
4.200%, 07/15/2046 $ 1,420,000 $ 1,127,151
Performance Food Group, Inc.
5.500%, 10/15/2027 90,000 87,205
Philip Morris International, Inc.
3.125%, 08/17/2027  (d) 407,000 380,643
5.125%, 02/15/2030 1,250,000 1,234,006
5.750%, 11/17/2032  (d) 900,000 921,156
Pilgrim's Pride Corp.
6.875%, 05/15/2034 930,000 949,816
6,021,199
Health Care Equipment & Services — 0.75%
Acadia Healthcare Co., Inc.
5.000%, 04/15/2029 320,000 298,963
CVS Health Corp.
5.300%, 06/01/2033  (d) 1,030,000 1,013,962
4.780%, 03/25/2038 650,000 583,669
4.125%, 04/01/2040 485,000 393,045
Tenet Healthcare Corp.
6.125%, 10/01/2028  (d) 485,000 470,649
2,760,288
Household & Personal Products — 0.23%
Energizer Holdings, Inc.
4.375%, 03/31/2029  (d) 665,000 574,094
Procter & Gamble Co.
2.300%, 02/01/2032 297,000 253,124
827,218
Insurance — 0.63%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/2028 100,000 100,008
MetLife, Inc.
6.500%, 12/15/2032  (d) 1,755,000 1,911,374
Travelers Cos., Inc.
5.450%, 05/25/2053 310,000 309,740
2,321,122
Management of Companies and Enterprises — 0.13%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co.-Issuer
5.875%, 10/01/2028 510,000 482,970
Materials — 0.11%
Ball Corp.
2.875%, 08/15/2030 (d) 490,000 406,294

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Media — 0.24%
Cox Communications, Inc.
5.700%, 06/15/2033 $ 890,000 $ 886,131
Media & Entertainment — 2.46%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/2031  (d) 298,000 248,777
4.500%, 05/01/2032 430,000 354,480
Comcast Corp.
4.150%, 10/15/2028 1,727,000 1,670,543
5.350%, 05/15/2053  (d) 1,175,000 1,135,659
CSC Holdings LLC
4.625%, 12/01/2030  (d) 435,000 239,936
DISH DBS Corp.
5.875%, 11/15/2024 110,000 96,679
Live Nation Entertainment, Inc.
4.750%, 10/15/2027  (d) 395,000 371,691
Paramount Global
4.200%, 05/19/2032  (d) 1,760,000 1,488,751
Sirius XM Radio, Inc.
4.125%, 07/01/2030  (d) 315,000 265,978
Warnermedia Holdings, Inc.
5.141%, 03/15/2052 3,312,000 2,649,098
Ziff Davis, Inc.
4.625%, 10/15/2030 595,000 524,843
9,046,435
Oil and Gas Extraction — 0.10%
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031 (d) 410,000 379,504
Other Financial Investment Activities — 0.24%
CommScope, Inc.
8.250%, 03/01/2027 737,000 367,343
MPH Acquisition Holdings LLC
5.500%, 09/01/2028  (d) 80,000 69,578
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 465,000 460,265
897,186
Other Professional, Scientific, and Technical Services — 0.05%
Presidio Holdings, Inc.
4.875%, 02/01/2027 185,000 179,078
Petroleum and Coal Products Manufacturing — 0.16%
BP Capital Markets America, Inc.
4.812%, 02/13/2033 595,000 577,837

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 1.03%
AbbVie, Inc.
4.050%, 11/21/2039 $ 492,000 $ 423,126
4.250%, 11/21/2049 420,000 353,624
Amgen, Inc.
5.750%, 03/02/2063 635,000 621,979
Biogen, Inc.
2.250%, 05/01/2030 276,000 227,128
Bristol-Myers Squibb Co.
3.550%, 03/15/2042 260,000 202,387
6.400%, 11/15/2063 650,000 717,308
Gilead Sciences, Inc.
5.550%, 10/15/2053 1,225,000 1,237,625
3,783,177
Pipeline Transportation of Natural Gas — 0.03%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 09/01/2031 110,000 98,701
Professional and Commercial Equipment and Supplies Merchant
Wholesalers — 0.35%
CDW LLC / CDW Finance Corp.
2.670%, 12/01/2026 283,000 259,381
4.250%, 04/01/2028 825,000 777,249
Medline Borrower LP
3.875%, 04/01/2029 275,000 244,286
1,280,916
Residential Building Construction — 0.02%
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028 75,000 69,999
Restaurants and Other Eating Places — 0.14%
Aramark Services, Inc.
5.000%, 02/01/2028 (d) 540,000 511,499
Retail — 0.07%
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (d) 280,000 254,321
Semiconductors & Semiconductor Equipment — 1.17%
Analog Devices, Inc.
2.100%, 10/01/2031 1,394,000 1,137,468
Intel Corp.
3.750%, 03/25/2027 1,157,000 1,117,953
5.700%, 02/10/2053  (d) 715,000 727,100
5.900%, 02/10/2063  (d) 555,000 581,012
Marvell Technology, Inc.
5.950%, 09/15/2033 490,000 496,644

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Semiconductors & Semiconductor Equipment — 1.17%
(Continued)
QUALCOMM, Inc.
5.400%, 05/20/2033  (d) $ 226,000 $ 235,492
4,295,669
Software & Services — 1.58%
Microsoft Corp.
3.125%, 11/03/2025 2,684,000 2,602,612
Oracle Corp.
6.900%, 11/09/2052 1,510,000 1,685,486
ServiceNow, Inc.
1.400%, 09/01/2030 1,894,000 1,506,950
5,795,048
Support Activities for Mining — 0.25%
ConocoPhillips Co.
5.550%, 03/15/2054 435,000 433,989
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 515,000 501,481
935,470
Technology Hardware & Equipment — 0.75%
Apple, Inc.
1.800%, 09/11/2024 2,818,000 2,745,145
Telecommunication Services — 0.55%
AT&T, Inc.
3.500%, 09/15/2053 1,670,000 1,112,719
Verizon Communications, Inc.
4.329%, 09/21/2028 359,000 346,653
5.050%, 05/09/2033  (d) 580,000 570,986
2,030,358
Telecommunications — 1.26%
Frontier Communications Holdings LLC
5.875%, 10/15/2027  (d) 485,000 456,122
Sprint Capital Corp.
8.750%, 03/15/2032 1,705,000 2,039,079
T-Mobile USA, Inc.
3.000%, 02/15/2041 1,021,000 720,723
4.500%, 04/15/2050 560,000 466,041
3.300%, 02/15/2051 305,000 204,431
6.000%, 06/15/2054 715,000 731,312
4,617,708

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.89% (Continued)
Transportation — 0.23%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets
Ltd.
6.500%, 06/20/2027 $ 150,000 $ 149,296
Southwest Airlines Co.
5.250%, 05/04/2025  (d) 690,000 685,888
835,184
Traveler Accommodation — 0.01%
Wynn Las Vegas LLC
5.500%, 03/01/2025 52,000 51,413
Utilities — 1.84%
Calpine Corp.
4.500%, 02/15/2028 625,000 590,316
DTE Energy Co.
3.400%, 06/15/2029 527,000 473,296
Exelon Corp.
5.300%, 03/15/2033  (d) 1,410,000 1,391,047
4.700%, 04/15/2050 410,000 347,136
NRG Energy, Inc.
3.625%, 02/15/2031 455,000 372,412
Pacific Gas and Electric Co.
6.950%, 03/15/2034  (d) 695,000 733,008
Sempra
5.500%, 08/01/2033  (d) 675,000 669,531
Southern Co.
5.200%, 06/15/2033  (d) 2,235,000 2,194,839
6,771,585
TOTAL CORPORATE BONDS (Cost $122,834,125) 117,121,689
FOREIGN CORPORATE BONDS — 3.85%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 195,833 192,926
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
6.000%, 06/15/2027 295,000 286,517
Banco Santander SA
6.921%, 08/08/2033 1,200,000 1,194,829
Barclays PLC
7.119% to 6/27/2033 then (SOFR + 3.570%), 06/27/2034 900,000 897,257
Carnival Corp.
7.625%, 03/01/2026 (d) 570,000 573,594
Credit Suisse Group AG
6.537% to 8/12/2032 then (SOFR + 3.920%), 08/12/2033 1,380,000 1,409,180

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
FOREIGN CORPORATE BONDS — 3.85% (Continued)
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, 10/20/2025 $ 2,334,190 $ 2,278,724
HSBC Holdings PLC
6.000% (5 Year Mid Swap Rate USD + 3.746%), Perpetual Maturity 910,000 829,597
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (d) 250,000 235,875
Intesa Sanpaolo SpA
8.248% (1 Year CMT Rate + 4.400%), 11/21/2033 1,745,000 1,814,704
Jaguar Land Rover Automotive PLC
5.500%, 07/15/2029 85,000 79,371
Lloyds Banking Group PLC
4.976% (1 Year CMT Rate + 2.300%), 08/11/2033 (d) 1,220,000 1,133,837
NXP BV / NXP Funding LLC / NXP USA, Inc.
5.000%, 01/15/2033 930,000 888,274
Pfizer Investment Enterprises Pte Ltd.
5.340%, 05/19/2063 475,000 457,210
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028 (d) 520,000 497,208
UBS AG/London
5.650%, 09/11/2028 (d) 785,000 794,481
Vodafone Group PLC
4.375%, 02/19/2043 715,000 587,098
TOTAL FOREIGN CORPORATE BONDS (Cost $14,188,185) 14,150,682
FOREIGN GOVERNMENT AGENCY ISSUES — 1.86%
Asian Development Bank
4.500%, 08/25/2028 1,170,000 1,172,506
Corp. Andina de Fomento
6.000%, 04/26/2027 985,000 1,003,849
European Investment Bank
4.500%, 10/16/2028 (d) 730,000 733,094
Inter-American Development Bank
4.500%, 05/15/2026 585,000 583,044
International Bank for Reconstruction & Development
4.625%, 08/01/2028 1,250,000 1,259,481
Kreditanstalt fuer Wiederaufbau
4.750%, 10/29/2030 475,000 482,490
Province of British Columbia Canada
4.800%, 11/15/2028 965,000 972,896

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
FOREIGN GOVERNMENT AGENCY ISSUES — 1.86% (Continued)
Province of Manitoba Canada
4.300%, 07/27/2033 $ 645,000 $ 617,978
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost
$6,795,249) 6,825,338
FOREIGN GOVERNMENT NOTES/BONDS — 1.31%
Colombia Government International Bond
3.000%, 01/30/2030 570,000 458,643
Dominican Republic International Bond
6.875%, 01/29/2026 330,000 332,454
6.850%, 01/27/2045 560,000 521,025
Hungary Government International Bond
7.625%, 03/29/2041 360,000 399,700
Indonesia Government International Bond
4.350%, 01/08/2027 550,000 540,072
Mexico Government International Bond
4.350%, 01/15/2047 (d) 740,000 559,975
Province of Quebec
4.500%, 09/08/2033 1,460,000 1,423,837
Republic of South Africa Government International Bond
5.000%, 10/12/2046 150,000 100,968
Romanian Government International Bond
6.125%, 01/22/2044 505,000 467,059
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost
$5,486,435) 4,803,733
NON-AGENCY MORTGAGE BACKED SECURITIES — 5.08%
American Tower Depositor Sub LLC
2023-1, 5.490%, 03/15/2028 924,000 926,036
Angel Oak Mortgage Trust LLC
2019-6, 2.620%, 11/25/2059 61,184 58,935
BANK-2021
2021-BN31, 1.739%, 02/15/2054 454,000 391,269
BANK-2022
2022-BNK39, 2.928%, 02/15/2055 179,000 147,959
BANK-2023
2023-BNK45 B, 6.148%, 02/15/2056 483,000 473,084
2023-BNK45 C, 6.489%, 02/15/2056 522,000 456,014
BBCMS Trust
2021-C11, 1.493%, 09/15/2054 (a) 7,923,190 555,180
2022-C18, 5.710%, 12/15/2055 575,000 579,207
BB-UBS Trust
2012-SHOW, 3.430%, 11/05/2036 900,000 811,499

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY MORTGAGE BACKED SECURITIES — 5.08%
(Continued)
Benchmark Mortgage Trust
2020-B17, 3.371%, 03/15/2053 $ 470,000 $ 331,031
2021-B23, 1.766%, 02/15/2054 612,000 524,814
2021-B26, 0.997%, 06/15/2054 (a) 9,528,276 419,846
2021-B31 C, 3.195%, 12/15/2054 415,000 260,488
BMO Mortgage Trust
2023-C5, 6.848%, 06/15/2056 180,000 163,557
BX Trust
2021-VOLT, 7.087% (TSFR1M + 1.764%), 09/15/2036 1,085,000 1,039,811
2019-OC11, 3.202%, 12/09/2041 971,000 832,871
CAMB Commercial Mortgage Trust
2019-LIFE, 6.620% (TSFR1M + 1.297%), 12/15/2037 978,000 969,670
Citigroup Commercial Mortgage Trust
2023-PRM3, 6.572%, 07/10/2028 244,000 236,897
2023-SMRT, 6.048%, 10/12/2040 298,000 288,040
2014-GC25, 1.089%, 10/10/2047 (a) 1,251,701 4,971
2015-GC27, 1.450%, 02/10/2048 (a) 879,410 8,044
2022-GC48, 4.742%, 05/15/2054 619,207 578,768
Commercial Mortgage Pass Through Certificates
2012-CR4, 3.251%, 10/15/2045 476,000 405,391
2014-UBS2, 3.472%, 03/10/2047 15,125 15,101
2014-CR16, 1.091%, 04/10/2047 (a) 1,151,187 1,188
2014-LC15, 1.190%, 04/10/2047 (a) 856,674 27
2014-CR17, 1.058%, 05/10/2047 (a) 931,373 681
2014-UBS3, 1.200%, 06/10/2047 (a) 816,630 676
2014-UBS6, 0.968%, 12/10/2047 (a) 1,312,514 6,032
2014-CR21, 3.987%, 12/10/2047 281,514 268,223
Credit Suisse Mortgage Capital Certificates
2019-ICE4, 6.800% (TSFR1M + 1.477%), 05/15/2036 132,670 131,940
CSAIL Commercial Mortgage Trust
2015-C1, 4.044%, 04/15/2050 450,000 399,999
2019-C17, 3.016%, 09/15/2052 850,000 723,451
2015-C2, 0.849%, 06/15/2057 (a) 1,376,260 8,702
FIVE Mortgage Trust
2023-V1, 5.668%, 02/10/2056 600,000 596,461
2023-V1, 6.618%, 02/10/2056 315,000 288,083
GS Mortgage Securities Corp. II
2014-GC18, 1.086%, 01/10/2047 (a) 764,528 21
2014-GC26, 1.053%, 11/10/2047 (a) 1,627,708 8,757
2015-GC34, 3.278%, 10/10/2048 48,915 47,643
2019-GC42, 3.817%, 09/10/2052 449,000 329,749
2020-GC47, 2.377%, 05/12/2053 73,000 59,552

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
NON-AGENCY MORTGAGE BACKED SECURITIES — 5.08%
(Continued)
Hilton USA Trust
2016-HHV, 3.719%, 11/05/2038 $ 283,000 $ 264,753
JP Morgan Chase Commercial Mortgage Securities
2022-OPO, 3.377%, 01/05/2039 501,000 380,565
Morgan Stanley Capital I Trust 2014-MP
2015-MS1, 3.779%, 05/15/2048 200,000 191,911
Morgan Stanley Capital I, Inc.
2018-L1, 4.869%, 10/15/2051 325,000 282,125
2018-H4, 5.225%, 12/15/2051 293,000 237,204
Onslow Bay Mortgage Loan Trust
2021-NQM3, 1.054%, 07/25/2061 721,414 536,973
ORL Trust
2023-GLKS, 8.974% (TSFR1M + 3.651%), 10/19/2036 619,000 619,583
Rithm Capital Corp.
2019-NQM5, 2.710%, 11/25/2059 131,123 118,063
Taubman Centers Commercial Mortgage Trust
2022-DPM, 8.255% (TSFR1M + 2.932%), 05/15/2037 1,045,000 1,026,700
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050 225,000 205,667
2017-C4 AS, 3.836%, 10/15/2050 200,000 179,289
Verus Securitization Trust
2019-4, 3.642%, 11/25/2059 (b) 34,637 33,255
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048 130,000 124,853
2016-NXS6, 4.535%, 11/15/2049 625,000 532,143
2018-C48, 4.302%, 01/15/2052 333,945 313,463
WF-RBS Commercial Mortgage Trust
2014-LC14, 1.305%, 03/15/2047 (a) 351,024 12
2014-C22 XA, 0.909%, 09/15/2057 (a) 2,659,089 9,630
2014-C22 AS, 4.069%, 09/15/2057 290,000 263,880
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost
$21,917,549) 18,669,737
U.S. GOVERNMENT AGENCY ISSUES — 0.60%
Federal Home Loan Banks
4.000%, 06/30/2028 755,000 745,431
Federal National Mortgage Association
0.875%, 08/05/2030 575,000 453,430
0.000%, 07/15/2037 (c) 1,370,000 694,770

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Principal
Amount Value
U.S. GOVERNMENT AGENCY ISSUES — 0.60% (Continued)
Tennessee Valley Authority
5.250%, 09/15/2039 $ 320,000 $ 322,424
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,635,262) 2,216,055
U.S. GOVERNMENT NOTES/BONDS — 9.24%
United States Treasury Note/Bond
4.875%, 10/31/2030 (d) 9,790,000 10,085,995
3.375%, 05/15/2033 7,205,000 6,658,996
4.500%, 11/15/2033 3,960,000 4,009,500
3.875%, 02/15/2043 675,000 602,319
2.875%, 05/15/2043 1,125,000 859,922
3.750%, 11/15/2043 2,485,000 2,170,007
3.375%, 05/15/2044 1,810,000 1,488,053
3.000%, 08/15/2052 (d) 9,205,000 6,946,179
3.625%, 05/15/2053 1,310,000 1,118,515
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $33,685,204) 33,939,486
Shares
EXCHANGE TRADED FUNDS — 3.28%
iShares Core U.S. Aggregate Bond ETF (d) 125,156 12,047,517
TOTAL EXCHANGE TRADED FUNDS (Cost $12,504,291) 12,047,517
MONEY MARKET FUNDS — 1.08%
First American Government Obligations Fund - X Class, 5.289% (e) 3,982,988 3,982,988
TOTAL MONEY MARKET FUNDS (Cost $3,982,988) 3,982,988
Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING — 14.39%
Mount Vernon Liquid Assets Portfolio, LLC 52,848,032 52,848,032
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING (Cost $52,848,032) 52,848,032
Total Investments (Cost $443,965,872) — 114.55% $ 420,774,452
Liabilities in Excess of Other Assets — (14.55)% (53,441,679)
TOTAL NET ASSETS — 100.00% $ 367,332,773
Percentages are stated as a percent of net assets.
AG
Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.
owned by shareholders.

PMC Core Fixed Income Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC
CLO
CLO Collateralized Loan Obligation
PLC
Public Limited Company
SA
An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SpA
Soicieta per Azioni is an Italian term for limited share company.
(a) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(b) Step-up bond; the rate shown represents the rate at November 30, 2023.
(c) Represents a security issued at a discount to its face value but pays no interest.
(d) All or a portion of this security is out on loan as of November 30, 2023.  Total value of securities out on loan is $51,578,387.
(e) The rate shown represents the seven-day yield as of November 30, 2023.

Notes to Schedule of Investments
November 30, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:
PMC Core Fixed Income Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Fixed Income Securities:
Agency Mortgage Backed Securities $ – $ 111,593,617 $ – $ 111,593,617
Asset Backed Securities – 39,941,552 – 42,575,578
Corporate Bonds – 117,121,689 – 117,121,689
Foreign Corporate Bonds – 14,150,682 – 14,150,682
Foreign Government Agency Issues – 6,825,338 – 6,825,338
Foreign Government Notes/Bonds – 4,803,733 – 4,803,733
Non-Agency Mortgage Backed Securities – 18,669,737 – 18,669,737
U.S. Government Agency Issues – 2,216,055 – 2,216,055
U.S. Government Notes/Bonds – 33,939,486 – 33,939,486
Total Fixed Income Securities – 349,261,889 – 351,895,915
Investment Company:
Exchange Traded Funds 12,047,517 – – 12,047,517
Investments Purchased with Proceeds
from Securities Lending – – – 52,848,032
Total Investment Company 12,047,517 – – 64,895,549
Money Market Funds 3,982,988 – – 3,982,988
Total Investments in Securities $ 16,030,505 $ 349,261,889 $ – $ 420,774,452
(1)
See the Schedule of Investments for industry classifications.